Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Segments

	Segovia	Marmato	Toroparu	Soto Norte	Corporate and Other	Total
	(Colombia)	(Colombia)	(Guyana)	(Colombia)	(Canada)
Year-ended December 31, 2025
Revenue	$830,919	$96,745	$—	$—	$—	$927,664
Cost of sales	(339,616)	(74,890)	—	—	—	(414,506)
Depreciation and depletion	(48,003)	(4,279)	—	—	(649)	(52,931)
Social contributions	(26,193)	(1,253)	—	—	—	(27,446)
Income from mining operations	417,107	16,323	—	—	(649)	432,781
Gain (loss) on financial instruments	—	—	—	—	(76,808)	(76,808)
Finance income	972	1,108	—	—	10,520	12,600
Finance costs	(2,198)	(753)	(9)	(933)	(36,798)	(40,691)
Income taxes	(122,872)	(4,644)	—	204	(413)	(127,725)
Segment net income (loss)(1)	222,561	(4,720)	(138)	(3,925)	(134,412)	79,366
Capital expenditures	82,915	133,513	11,549	16,772	—	244,749
Year-ended December 31, 2024
Revenue	$455,078	$55,526	$—	$—	$—	$510,604
Cost of sales	(254,879)	(59,880)	—	—	—	(314,759)
Depreciation and depletion	(30,501)	(3,037)	—	—	(612)	(34,150)
Social contributions	(12,766)	(1,667)	—	—	—	(14,433)
Income from mining operations	156,932	(9,058)	—	—	(612)	147,262
Gain (loss) on financial instruments	—	—	—	—	(16,167)	(16,167)
Finance income	766	1,292	—	—	4,836	6,894
Finance costs	(2,264)	(251)	(51)	(127)	(38,264)	(40,957)
Income taxes	(56,348)	83	—	(277)	503	(56,039)
Segment net income (loss)(1)	111,562	(5,518)	—	(4,102)	(78,651)	23,291
Capital expenditures	87,935	82,512	10,262	8,121	2,294	191,124
As at December 31, 2025
Non-current assets	$337,020	$563,455	$366,028	$607,774	$96,041	$1,970,318
Total assets	$456,051	$604,401	$367,130	$610,644	$468,754	$2,506,980
Total liabilities	$(191,802)	$(263,834)	$(84,938)	$5,474	$(525,820)	$(1,060,920)
As at December 31, 2024
Non-current assets	$262,750	$357,099	$354,497	$590,602	$78,773	$1,643,721
Total assets	$338,570	$436,730	$355,865	$592,104	$271,235	$1,994,504
Total liabilities	$(98,826)	$(179,178)	$(84,761)	$(11,416)	$(537,216)	$(911,397)
(1)Included in segment net income (loss) are total employee benefits costs of $67.4 million (2024 - $65.5 million).